Note 21 - Commitments and Contingencies - Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 63,378
2018	53,367
2019	43,620
2020	38,600
2021	33,068
Thereafter	61,959
$ 293,992